Net Loss Per Share Attributable to Common Stockholders (Details) - Schedule of potential shares of common stock - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Schedule of potential shares of common stock [Abstract]
Redeemable convertible preferred stock	69,136,742	40,504,442	54,820,596	39,859,217
Outstanding and issued common stock options	10,733,204	6,625,306	10,565,957
Unvested restricted common stock (in Dollars per share)	$ 2,416,666	$ 3,416,666	$ 2,916,667	$ 3,916,667
Total (in Dollars)	$ 82,286,612	$ 50,546,414	$ 68,303,220	$ 43,775,884